SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) attributable to FDCTech’s shareholders	$ 7,710,931	$ 6,867,266	$ (437,923)	$ 14,578,197	$ (145,111)	$ 5,797,589	$ 247,544
Weighted average shares outstanding — basic denominator	4,230,868		4,230,868	4,230,868	4,230,868	423,084,729	390,377,880
Effect of dilutive Series B Convertible Preferred Stock	237,184,400			237,184,400
Weighted average shares outstanding — diluted denominator	241,415,268		4,230,868	241,415,268	4,230,868	423,084,729	390,377,880
Earnings (loss) per share — basic	$ 1.82		$ (0.10)	$ 3.45	$ (0.03)	$ 0.01	$ 0.00
Earnings (loss) per share — diluted	$ 0.03		$ (0.10)	$ 0.06	$ (0.03)	$ 0.01	$ 0.00